Offerings - Offering: 1	Aug. 08, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	13.11
Maximum Aggregate Offering Price	$ 131,100,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 19,350.36
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
shall also cover any additional shares of common stock, par value $0.01 per share, of the Registrant (the “Common Stock”) as may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction, and any other securities with respect to which the outstanding shares are converted or exchanged, pursuant to the terms of the Amended and Restated Driven Brands Holdings Inc. 2021 Omnibus Incentive Plan (the “Plan”).

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act, and based on the average of the high and low sale prices of the Common Stock, as quoted on the Nasdaq Stock Market, on August 5, 2024.

(3)	Represents 10,000,000 shares of Common Stock authorized to be issued under the Plan.